Income Taxes (Income Tax Loss Carry Forwards And Non-Refundable Investment tax Credits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Federal [Member]
Income Tax [Line Items]
SR&ED expenditures (no expiry)	$ 8,283
Federal [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	4,975
Federal [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	26
Investment tax credits (expiry date)	55
Federal [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	233
Investment tax credits (expiry date)	548
Federal [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	133
Investment tax credits (expiry date)	399
Federal [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	1,536
Investment tax credits (expiry date)	178
Federal [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	4,795
Investment tax credits (expiry date)	199
Federal [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	20,562
Investment tax credits (expiry date)	86
Federal [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	8,340
Investment tax credits (expiry date)	90
Federal [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	10,840
Investment tax credits (expiry date)	50
Federal [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	8,502
Investment tax credits (expiry date)	0
Federal [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	2,608
Investment tax credits (expiry date)	0
Federal [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	3,378
Federal [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	3,491
Federal [Member] | Year 2033 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	1,788
Federal [Member] | Year 2034 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	1,832
Federal [Member] | Year 2018 [Member]
Income Tax [Line Items]
Investment tax credits (expiry date)	10
Federal [Member] | Year 2019 [Member]
Income Tax [Line Items]
Investment tax credits (expiry date)	8
Federal [Member] | Year 2020 [Member]
Income Tax [Line Items]
Investment tax credits (expiry date)	96
Province State [Member]
Income Tax [Line Items]
SR&ED expenditures (no expiry)	0
Province State [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	4,975
Province State [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	0
Province State [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	0
Province State [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	0
Province State [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	1,455
Province State [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	4,768
Province State [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	20,497
Province State [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	8,320
Province State [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	10,823
Province State [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	8,502
Province State [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	2,607
Province State [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	3,378
Province State [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	3,490
Province State [Member] | Year 2033 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	1,788
Province State [Member] | Year 2034 [Member]
Income Tax [Line Items]
Income tax loss carryforwards (expiry date)	$ 1,832